AMOUNT DUE FROM/(TO) JOINT OPERATION PARTIES (Tables)	12 Months Ended
Mar. 31, 2026
Amount Due Fromto Joint Operation Parties
SCHEDULE OF AMOUNT DUE FROM/(TO) JOINT OPERATION PARTIES
	As of March 31,
	2025	2026
	HKD	HKD
Amount due from/(to) joint operation parties	$1,759,280	$4,462,298